Debt - Schedule of Key Assumptions used in the Valuation - (Details)	Mar. 31, 2026
Measurement Input, Time Period from Issue Date to Listing Date [Member]
Schedule of Key Assumptions used in the Valuation [Line Items]
Key assumptions measurement Input	0.25
Time Period [Member]
Schedule of Key Assumptions used in the Valuation [Line Items]
Key assumptions measurement Input	0.83
Equity Volatility [Member]
Schedule of Key Assumptions used in the Valuation [Line Items]
Key assumptions measurement Input	47.19
Risk-Free Rate [Member]
Schedule of Key Assumptions used in the Valuation [Line Items]
Key assumptions measurement Input	3.63